Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Entity Registrant Name	AMEDISYS INC
Amendment Flag	false
Entity Central Index Key	0000896262
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity File Number	0-24260
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70816
City Area Code	(225) 292-2031 or (800)
Local Phone Number	467-2662
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false